Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator
Loss used in basic EPS and diluted EPS:	$ (3,061)	$ (3,154)
Denominator
Weighted average number of ordinary shares used in basic and diluted EPS:	98,476,551	63,296,377
Basic and diluted loss per share:	$ (3)	$ (5)